UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Emerging Markets Bond Fund
Class A / REBAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 120	1.13%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of t
h
e period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	13.44	0.77	2.02
Class A (including sales charges)	8.01	(0.21)	1.52
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
o
f Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, a nd
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Advisor Class / CEBSX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 95	0.89%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	13.70	1.02	2.28
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency
are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and pro xy
voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional Class / CMBZX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 94	0.88%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	13.83	1.04	2.29
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest
to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional 2 Class / CEBRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 80	0.75%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	13.86	1.15	2.43
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from
highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact
, an
d are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Institutional 3 Class / CEBYX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 75	0.70%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	14.03	1.22	2.49
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating
agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Bond Fund
Class R / CMBRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 147	1.38%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Security selection
| Selections in quasi-sovereign issuers in Indonesia, Mexico, Kazakhstan and the Middle East contributed to
relative performance versus the benchmark. Corporate security selection was also additive.
Country selection
| Country selection also contributed to positive relative performance, thanks to positioning in China (underweight), Egypt (overweight) and Ecuador (with increasing overweights in the latter part of the period).
Local currency exposure
| Exposures in local markets (Mexico, South Africa, Indonesia) were a small contributor to relative performance.
Top Performance Detractors
Duration
| The Fund’s duration positioning was a moderate detractor from relative performance, having been somewhat underweight interest rate risk during the period.
Country positioning
| While positive overall, country positioning in Sri Lanka (underweight at the start of the period), Kazakhstan (overweight via quasi-sovereigns, see above) and Turkey (underweight) delivered slightly negative relative returns.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	13.16	0.52	1.77
JPMorgan Emerging Markets Bond Index - Global	12.69	0.76	2.69
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 280,384,308
Total number of portfolio holdings	170
Management services fees (represents 0.60% of Fund average net assets)	$ 1,682,075
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security
is not rated by Moody's, S&P and Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact,
and
are subject to change, including daily.
Top Holdings
Colombia Government International Bond 01/30/2030 3.000%	2.5%
Mexico Government International Bond 04/16/2030 3.250%	2.3%
Argentine Republic Government International Bond 07/09/2035 4.125%	2.2%
Qatar Government International Bond 03/14/2029 4.000%	2.2%
Turkey Government International Bond 02/17/2028 5.125%	1.7%
Indonesia Government International Bond 09/18/2029 3.400%	1.7%
Indonesia Asahan Aluminium Persero PT 05/15/2050 5.800%	1.5%
Corp. Nacional del Cobre de Chile 01/08/2034 5.950%	1.5%
DP World PLC 07/02/2037 6.850%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,710	14,635	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Bond Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Bond Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.5%
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	2,000,000	1,537,923
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	270,791
Colombia 0.5%
Millicom International Cellular SA(a)
03/25/2029	6.250%	1,260,000	1,247,149
03/25/2029	6.250%	180,000	178,164
Total			1,425,313
Macau 1.2%
Sands China Ltd.(c)
06/18/2030	4.375%	2,100,000	1,980,025
Studio City Finance Ltd.(a)
01/15/2029	5.000%	1,560,000	1,392,457
Total			3,372,482
Peru 0.1%
Hunt Oil Co of Peru LLC Sucursal Del Peru(a)
09/18/2033	8.550%	266,000	297,491
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a)
09/16/2028	2.600%	1,532,000	1,022,228
Saudi Arabia 1.2%
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	935,000	963,973
02/23/2038	6.129%	1,100,000	1,154,002
08/23/2042	6.103%	1,162,000	1,190,414
Total			3,308,389
South Africa 0.8%
Sasol Financing USA LLC
03/18/2031	5.500%	2,477,000	2,173,862
South Korea 1.0%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,206,156
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,525,466
Total			2,731,622
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	514,171
HTA Group Ltd.(a)
06/04/2029	7.500%	1,468,000	1,480,965
Total			1,995,136
Turkey 0.7%
Sisecam UK PLC(a)
05/02/2032	8.625%	2,050,000	2,122,618
United Arab Emirates 1.3%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,503,978
09/30/2040	2.940%	2,441,470	2,029,878
Total			3,533,856
Zambia 0.3%
Zambia Government International Bond(a),(c)
06/30/2033	5.750%	593,001	517,452
Zambia Government International Bond(a),(d)
12/31/2053	0.500%	556,713	277,204
Total			794,656
Total Corporate Bonds & Notes (Cost $26,031,234)			24,586,367

Foreign Government Obligations(e),(f) 83.4%

Angola 1.2%
Angolan Government International Bond(a)
11/26/2029	8.000%	1,617,000	1,482,731
05/08/2048	9.375%	2,300,000	1,970,854
Total			3,453,585
Argentina 2.3%
Argentine Republic Government International Bond(c)
07/09/2035	4.125%	14,056,794	6,236,598
07/09/2046	4.125%	610,000	284,366
Total			6,520,964
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,287,817
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,524,259
Total			4,812,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.9%
Brazilian Government International Bond
06/12/2030	3.875%	2,719,000	2,499,057
01/22/2032	6.125%	1,436,000	1,459,036
01/27/2045	5.000%	1,000,000	815,741
02/21/2047	5.625%	767,000	664,767
Total			5,438,601
Chile 3.2%
Chile Government International Bond
01/25/2050	3.500%	1,500,000	1,132,328
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%	834,000	676,602
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	4,083,000	4,227,408
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	2,143,000	2,292,116
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	613,000	639,296
Total			8,967,750
Colombia 6.9%
Colombia Government International Bond
01/28/2026	4.500%	1,500,000	1,478,495
01/30/2030	3.000%	8,426,000	7,137,512
04/15/2031	3.125%	4,768,000	3,891,276
04/22/2032	3.250%	1,652,000	1,315,734
11/14/2035	8.000%	418,000	444,042
09/18/2037	7.375%	3,622,000	3,650,296
Ecopetrol SA
01/19/2036	8.375%	1,366,000	1,385,383
Total			19,302,738
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%	515,000	557,698
Dominican Republic 1.8%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,489,000	2,354,377
09/23/2032	4.875%	1,288,000	1,210,078
04/30/2044	7.450%	700,000	782,005
06/05/2049	6.400%	800,000	800,311
Total			5,146,771
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 1.4%
Ecuador Government International Bond(a),(c)
07/31/2030	6.900%		3,500,000	2,482,104
07/31/2035	5.500%		1,238,647	680,999
07/31/2040	5.000%		1,635,182	826,854
Total				3,989,957
Egypt 2.4%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,545,878
05/29/2032	7.625%		1,412,000	1,207,949
09/30/2033	7.300%		3,600,000	2,944,881
02/21/2048	7.903%		1,252,000	918,205
Total				6,616,913
Guatemala 0.7%
Guatemala Government Bond(a)
08/06/2031	6.050%		886,000	902,621
10/07/2033	3.700%		792,000	672,698
06/01/2050	6.125%		357,000	339,065
Total				1,914,384
Hungary 1.3%
Hungary Government International Bond(a)
09/22/2031	2.125%		2,885,000	2,377,288
09/21/2051	3.125%		1,700,000	1,121,644
Total				3,498,932
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,856,648
Indonesia 5.5%
Indonesia Asahan Aluminium Persero PT(a)
05/15/2050	5.800%		4,400,000	4,265,194
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,754,577
10/30/2049	3.700%		2,000,000	1,613,729
03/31/2052	4.300%		555,000	491,229
Indonesia Treasury Bond
04/15/2032	6.375%	IDR	50,550,000,000	3,225,769
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,125,302
Total				15,475,800
Ivory Coast 1.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	2,700,000	2,780,018
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,083,833
Kazakhstan 2.9%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%		1,900,000	1,875,044
04/24/2030	5.375%		3,287,000	3,244,535
04/19/2047	5.750%		3,400,000	3,065,980
Total				8,185,559
Malaysia 1.4%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		1,795,000	1,700,351
04/21/2050	4.550%		2,300,000	2,081,512
Total				3,781,863
Mexico 8.7%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		4,653,000	3,916,475
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	2,983,385
Mexico Government International Bond
04/16/2030	3.250%		7,000,000	6,346,554
01/15/2047	4.350%		1,800,000	1,395,627
02/10/2048	4.600%		1,600,000	1,267,581
05/07/2054	6.400%		2,220,000	2,197,321
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	1,947,231
01/28/2031	5.950%		391,000	325,181
02/16/2032	6.700%		1,382,000	1,191,844
01/23/2045	6.375%		1,809,000	1,212,987
01/23/2050	7.690%		2,264,000	1,682,301
Total				24,466,487
Mongolia 0.5%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	358,780
07/07/2031	4.450%		1,100,000	955,835
Total				1,314,615
Morocco 0.6%
OCP SA(a)
06/23/2051	5.125%		2,000,000	1,599,010
Nigeria 1.3%
Nigeria Government International Bond(a)
09/28/2028	6.125%		1,100,000	989,198
09/28/2033	7.375%		1,945,000	1,630,373
11/28/2047	7.625%		1,300,000	977,825
Total				3,597,396
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oman 1.4%
Oman Government International Bond(a)
01/25/2031	6.250%	1,339,000	1,422,869
01/17/2048	6.750%	2,362,000	2,557,459
Total			3,980,328
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	405,368
12/05/2027	6.875%	1,000,000	866,071
04/08/2031	7.375%	1,078,000	858,183
Total			2,129,622
Panama 3.1%
Panama Government International Bond
03/16/2025	3.750%	900,000	889,638
03/01/2031	7.500%	1,026,000	1,096,072
09/29/2032	2.252%	2,200,000	1,653,583
01/19/2033	3.298%	2,186,000	1,773,927
02/14/2035	6.400%	919,000	916,178
01/31/2036	6.875%	1,304,000	1,335,936
01/19/2063	4.500%	1,583,000	1,074,170
Total			8,739,504
Paraguay 1.9%
Paraguay Government International Bond(a)
06/28/2033	3.849%	920,000	831,648
08/11/2044	6.100%	3,700,000	3,718,919
03/30/2050	5.400%	925,000	847,544
Total			5,398,111
Peru 2.0%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,403,514
11/18/2050	5.625%	3,099,000	3,157,235
Total			5,560,749
Philippines 1.0%
Philippine Government International Bond
07/06/2046	3.200%	3,818,000	2,835,135
Poland 1.8%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,366,637
09/18/2034	5.125%	2,551,000	2,612,101
03/18/2054	5.500%	1,100,000	1,121,167
Total			5,099,905
Qatar 4.3%
Ooredoo International Finance Ltd.(a)
04/08/2031	2.625%	1,063,000	945,270
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	708,872
03/14/2029	4.000%	6,092,000	6,061,136
04/23/2048	5.103%	2,020,000	2,062,658
04/16/2050	4.400%	1,276,000	1,174,043
Qatar Petroleum(a)
07/12/2031	2.250%	1,381,000	1,203,789
Total			12,155,768
Romania 1.4%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,165,529
02/14/2051	4.000%	2,400,000	1,709,332
Total			3,874,861
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a),(g)
02/25/2030	3.250%	1,383,000	761,573
Saudi Arabia 4.0%
Gaci First Investment Co.(a)
02/14/2035	4.875%	700,000	688,734
02/14/2053	5.125%	490,000	442,862
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,303,994
Saudi Government International Bond(a)
10/22/2030	3.250%	1,550,000	1,442,250
01/21/2055	3.750%	5,300,000	3,936,714
01/21/2055	3.750%	1,300,000	965,609
02/02/2061	3.450%	3,500,000	2,413,437
Total			11,193,600
Senegal 0.6%
Senegal Government International Bond(a)
05/23/2033	6.250%	1,878,000	1,624,895
Serbia 0.3%
Serbia International Bond(a)
12/01/2030	2.125%	965,000	794,274
South Africa 1.4%
Eskom Holdings SOC Ltd.(a)
02/11/2025	7.125%	2,300,000	2,297,301
Republic of South Africa Government International Bond
09/30/2049	5.750%	934,000	750,655
04/20/2052	7.300%	1,000,000	964,164
Total			4,012,120
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.5%
Sri Lanka Government International Bond(a),(b)
11/03/2025	0.000%	500,000	268,348
03/14/2029	0.000%	1,000,000	531,679
03/28/2030	0.000%	1,300,000	694,161
Total			1,494,188
Turkey 4.9%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,324,869
03/25/2027	6.000%	2,000,000	2,011,175
02/17/2028	5.125%	4,900,000	4,776,658
03/14/2029	9.375%	800,000	891,849
04/26/2029	7.625%	2,400,000	2,510,700
05/30/2040	6.750%	760,000	710,942
Turkiye Government International Bond
03/13/2030	5.250%	1,723,000	1,630,091
Total			13,856,284
Ukraine 1.2%
Ukraine Government International Bond(a),(c)
02/01/2030	0.000%	96,575	40,803
02/01/2034	0.000%	360,885	110,572
02/01/2034	1.750%	908,590	398,426
02/01/2034	1.750%	574,588	251,963
02/01/2035	1.750%	706,681	303,463
02/01/2035	1.750%	618,787	265,720
02/01/2036	0.000%	254,144	100,280
02/01/2036	1.750%	574,588	239,919
02/01/2036	1.750%	403,818	168,614
Ukraine Government International Bond(a),(h)
02/01/2030	0.000%	110,292	46,598
02/01/2034	0.000%	412,146	126,277
02/01/2035	0.000%	348,293	139,941
02/01/2035	0.000%	304,973	122,535
02/01/2036	0.000%	290,244	114,524
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	1,200,000	825,914
Total			3,255,549
United Arab Emirates 3.6%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	551,000	405,044
Abu Dhabi Ports Co. PJSC(a)
05/06/2031	2.500%	1,800,000	1,562,104
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,511,871
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	992,558
DP World PLC(a)
07/02/2037	6.850%	3,600,000	4,065,750
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,361,536
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	202,747
Total			10,101,610
Venezuela 0.9%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	22,627,059	2,263,572
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	1,613,800	229,906
Total			2,493,478
Total Foreign Government Obligations (Cost $254,655,091)			233,723,152

Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(i),(j)	13,547,819	13,545,110
Total Money Market Funds (Cost $13,544,655)		13,545,110
Total Investments in Securities (Cost $294,230,980)		271,854,629
Other Assets & Liabilities, Net		8,529,679
Net Assets		$280,384,308
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,420,194 EUR	7,083,593 USD	Citi	09/26/2024	—	(20,446)
97,979,057 MXN	5,163,277 USD	Morgan Stanley	09/26/2024	205,278	—
Total				205,278	(20,446)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $152,805,118, which represents 54.50% of total net assets.

(b)	Represents a security in default.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	47,082,778	141,884,461	(175,418,837)	(3,292)	13,545,110	600	1,505,907	13,547,819
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Currency Legend
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	24,586,367	—	24,586,367
Foreign Government Obligations	—	233,723,152	—	233,723,152
Money Market Funds	13,545,110	—	—	13,545,110
Total Investments in Securities	13,545,110	258,309,519	—	271,854,629
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	205,278	—	205,278
Liability
Forward Foreign Currency Exchange Contracts	—	(20,446)	—	(20,446)
Total	13,545,110	258,494,351	—	272,039,461
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $280,686,325)	$258,309,519
Affiliated issuers (cost $13,544,655)	13,545,110
Foreign currency (cost $2,784,688)	2,777,392
Unrealized appreciation on forward foreign currency exchange contracts	205,278
Receivable for:
Investments sold	5,541,037
Capital shares sold	455,849
Dividends	59,106
Interest	3,604,014
Foreign tax reclaims	31,426
Prepaid expenses	6,745
Total assets	284,535,476
Liabilities
Due to custodian	3,791
Unrealized depreciation on forward foreign currency exchange contracts	20,446
Payable for:
Investments purchased	3,846,843
Capital shares redeemed	126,217
Management services fees	4,604
Distribution and/or service fees	375
Transfer agent fees	23,755
Compensation of board members	1,411
Other expenses	28,721
Deferred compensation of board members	95,005
Total liabilities	4,151,168
Net assets applicable to outstanding capital stock	$280,384,308
Represented by
Paid in capital	377,658,521
Total distributable earnings (loss)	(97,274,213)
Total - representing net assets applicable to outstanding capital stock	$280,384,308
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024
Class A
Net assets	$28,167,793
Shares outstanding	2,921,019
Net asset value per share	$9.64
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.12
Advisor Class
Net assets	$803,688
Shares outstanding	83,196
Net asset value per share	$9.66
Institutional Class
Net assets	$68,463,138
Shares outstanding	7,089,772
Net asset value per share	$9.66
Institutional 2 Class
Net assets	$51,298,888
Shares outstanding	5,315,220
Net asset value per share	$9.65
Institutional 3 Class
Net assets	$118,352,979
Shares outstanding	12,254,656
Net asset value per share	$9.66
Class R
Net assets	$13,297,822
Shares outstanding	1,379,575
Net asset value per share	$9.64
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$7,119
Dividends — affiliated issuers	1,505,907
Interest	15,534,459
Interfund lending	1,547
Foreign taxes withheld	(32,066)
Total income	17,016,966
Expenses:
Management services fees	1,682,075
Distribution and/or service fees
Class A	68,475
Class C	7,205
Class R	67,807
Transfer agent fees
Class A	52,353
Advisor Class	2,247
Class C	1,309
Institutional Class	101,331
Institutional 2 Class	26,397
Institutional 3 Class	8,346
Class R	25,865
Custodian fees	37,093
Printing and postage fees	19,640
Registration fees	95,645
Accounting services fees	34,968
Legal fees	14,119
Compensation of chief compliance officer	51
Compensation of board members	13,637
Deferred compensation of board members	16,829
Other	17,676
Total expenses	2,293,068
Expense reduction	(2)
Total net expenses	2,293,066
Net investment income	14,723,900
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,856,747)
Investments — affiliated issuers	600
Foreign currency translations	49,596
Forward foreign currency exchange contracts	207,307
Net realized loss	(19,599,244)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	41,229,057
Investments — affiliated issuers	(3,292)
Foreign currency translations	(8,657)
Forward foreign currency exchange contracts	177,148
Foreign capital gains tax	2,284
Net change in unrealized appreciation (depreciation)	41,396,540
Net realized and unrealized gain	21,797,296
Net increase in net assets resulting from operations	$36,521,196
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$14,723,900	$14,847,750
Net realized loss	(19,599,244)	(16,802,724)
Net change in unrealized appreciation (depreciation)	41,396,540	15,322,085
Net increase in net assets resulting from operations	36,521,196	13,367,111
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,419,828)	(1,368,336)
Advisor Class	(66,551)	(65,338)
Class C	(32,524)	(61,294)
Institutional Class	(2,863,013)	(1,880,246)
Institutional 2 Class	(2,486,427)	(2,083,914)
Institutional 3 Class	(7,856,092)	(8,880,547)
Class R	(670,093)	(662,314)
Total distributions to shareholders	(15,394,528)	(15,001,989)
Decrease in net assets from capital stock activity	(29,536,473)	(10,576,915)
Total decrease in net assets	(8,409,805)	(12,211,793)
Net assets at beginning of year	288,794,113	301,005,906
Net assets at end of year	$280,384,308	$288,794,113
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	899,824	8,361,882	1,017,525	9,006,889
Distributions reinvested	150,204	1,379,262	149,076	1,322,316
Shares redeemed	(1,198,071)	(11,034,974)	(1,473,922)	(13,067,425)
Net decrease	(148,043)	(1,293,830)	(307,321)	(2,738,220)
Advisor Class
Shares sold	194,896	1,798,543	85,117	766,368
Distributions reinvested	7,262	66,551	7,371	65,338
Shares redeemed	(295,920)	(2,721,278)	(109,203)	(963,309)
Net decrease	(93,762)	(856,184)	(16,715)	(131,603)
Class C
Shares sold	3,977	36,274	19,757	176,605
Distributions reinvested	3,609	32,408	6,968	61,294
Shares redeemed	(140,397)	(1,284,569)	(97,127)	(853,186)
Net decrease	(132,811)	(1,215,887)	(70,402)	(615,287)
Institutional Class
Shares sold	4,189,380	38,586,212	761,782	6,813,623
Distributions reinvested	308,060	2,852,569	210,377	1,867,335
Shares redeemed	(1,080,822)	(10,080,148)	(1,897,677)	(16,915,498)
Net increase (decrease)	3,416,618	31,358,633	(925,518)	(8,234,540)
Institutional 2 Class
Shares sold	1,809,500	16,714,896	993,748	8,886,440
Distributions reinvested	270,222	2,485,211	234,524	2,082,197
Shares redeemed	(1,379,587)	(12,722,787)	(1,165,687)	(10,336,921)
Net increase	700,135	6,477,320	62,585	631,716
Institutional 3 Class
Shares sold	2,898,006	26,701,621	621,049	5,554,093
Distributions reinvested	855,643	7,853,651	999,451	8,880,308
Shares redeemed	(10,489,338)	(96,738,293)	(1,400,138)	(12,521,452)
Net increase (decrease)	(6,735,689)	(62,183,021)	220,362	1,912,949
Class R
Shares sold	41,236	377,310	78,465	702,673
Distributions reinvested	73,064	670,051	74,700	662,272
Shares redeemed	(312,490)	(2,870,865)	(312,358)	(2,766,875)
Net decrease	(198,190)	(1,823,504)	(159,193)	(1,401,930)
Total net decrease	(3,191,742)	(29,536,473)	(1,196,202)	(10,576,915)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$8.95	0.45	0.72	1.17	(0.48)	(0.48)
Year Ended 8/31/2023	$9.00	0.43	(0.05)	0.38	(0.43)	(0.43)
Year Ended 8/31/2022	$11.59	0.37	(2.59)	(2.22)	(0.37)	(0.37)
Year Ended 8/31/2021	$11.31	0.40	0.20	0.60	(0.32)	(0.32)
Year Ended 8/31/2020	$11.29	0.45	(0.08)	0.37	(0.35)	(0.35)
Advisor Class
Year Ended 8/31/2024	$8.97	0.48	0.71	1.19	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.03)	0.42	(0.46)	(0.46)
Year Ended 8/31/2022	$11.61	0.40	(2.61)	(2.21)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.33	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.31	0.51	(0.11)	0.40	(0.38)	(0.38)
Institutional Class
Year Ended 8/31/2024	$8.96	0.47	0.73	1.20	(0.50)	(0.50)
Year Ended 8/31/2023	$9.01	0.45	(0.04)	0.41	(0.46)	(0.46)
Year Ended 8/31/2022	$11.60	0.40	(2.60)	(2.20)	(0.39)	(0.39)
Year Ended 8/31/2021	$11.32	0.43	0.20	0.63	(0.35)	(0.35)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.38)	(0.38)
Institutional 2 Class
Year Ended 8/31/2024	$8.96	0.49	0.71	1.20	(0.51)	(0.51)
Year Ended 8/31/2023	$9.00	0.46	(0.03)	0.43	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.41	(2.61)	(2.20)	(0.40)	(0.40)
Year Ended 8/31/2021	$11.31	0.44	0.22	0.66	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.49	(0.09)	0.40	(0.39)	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$9.64	13.44%	1.13%	1.13% (c)	4.95%	41%	$28,168
Year Ended 8/31/2023	$8.95	4.40%	1.14%	1.14%	4.79%	22%	$27,469
Year Ended 8/31/2022	$9.00	(19.53% )	1.12%	1.12%	3.65%	28%	$30,371
Year Ended 8/31/2021	$11.59	5.42%	1.12%	1.12% (c)	3.49%	56%	$43,920
Year Ended 8/31/2020	$11.31	3.40%	1.11% (d)	1.11% (d)	4.13%	175%	$46,632
Advisor Class
Year Ended 8/31/2024	$9.66	13.70%	0.89%	0.89% (c)	5.28%	41%	$804
Year Ended 8/31/2023	$8.97	4.77%	0.89%	0.89%	5.07%	22%	$1,587
Year Ended 8/31/2022	$9.01	(19.38% )	0.87%	0.87%	3.88%	28%	$1,745
Year Ended 8/31/2021	$11.61	5.67%	0.87%	0.87% (c)	3.75%	56%	$3,180
Year Ended 8/31/2020	$11.33	3.65%	0.85% (d)	0.85% (d)	4.51%	175%	$4,799
Institutional Class
Year Ended 8/31/2024	$9.66	13.83%	0.88%	0.88% (c)	5.13%	41%	$68,463
Year Ended 8/31/2023	$8.96	4.66%	0.89%	0.89%	5.04%	22%	$32,918
Year Ended 8/31/2022	$9.01	(19.31% )	0.87%	0.87%	3.91%	28%	$41,413
Year Ended 8/31/2021	$11.60	5.67%	0.87%	0.87% (c)	3.75%	56%	$44,921
Year Ended 8/31/2020	$11.32	3.66%	0.86% (d)	0.86% (d)	4.40%	175%	$51,668
Institutional 2 Class
Year Ended 8/31/2024	$9.65	13.86%	0.75%	0.75%	5.32%	41%	$51,299
Year Ended 8/31/2023	$8.96	4.95%	0.75%	0.75%	5.20%	22%	$41,341
Year Ended 8/31/2022	$9.00	(19.29% )	0.73%	0.73%	4.05%	28%	$40,987
Year Ended 8/31/2021	$11.60	5.90%	0.75%	0.75%	3.86%	56%	$53,660
Year Ended 8/31/2020	$11.31	3.69%	0.73% (d)	0.73% (d)	4.44%	175%	$42,699
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2024	$8.96	0.50	0.72	1.22	(0.52)	(0.52)
Year Ended 8/31/2023	$9.01	0.47	(0.05)	0.42	(0.47)	(0.47)
Year Ended 8/31/2022	$11.60	0.42	(2.60)	(2.18)	(0.41)	(0.41)
Year Ended 8/31/2021	$11.32	0.45	0.20	0.65	(0.37)	(0.37)
Year Ended 8/31/2020	$11.30	0.50	(0.09)	0.41	(0.39)	(0.39)
Class R
Year Ended 8/31/2024	$8.95	0.43	0.71	1.14	(0.45)	(0.45)
Year Ended 8/31/2023	$8.99	0.40	(0.03)	0.37	(0.41)	(0.41)
Year Ended 8/31/2022	$11.58	0.35	(2.60)	(2.25)	(0.34)	(0.34)
Year Ended 8/31/2021	$11.30	0.37	0.20	0.57	(0.29)	(0.29)
Year Ended 8/31/2020	$11.29	0.42	(0.09)	0.33	(0.32)	(0.32)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2024	$9.66	14.03%	0.70%	0.70%	5.40%	41%	$118,353
Year Ended 8/31/2023	$8.96	4.88%	0.70%	0.70%	5.25%	22%	$170,183
Year Ended 8/31/2022	$9.01	(19.16% )	0.68%	0.68%	4.11%	28%	$169,057
Year Ended 8/31/2021	$11.60	5.86%	0.69%	0.69%	3.92%	56%	$190,133
Year Ended 8/31/2020	$11.32	3.83%	0.68% (d)	0.68% (d)	4.53%	175%	$184,834
Class R
Year Ended 8/31/2024	$9.64	13.16%	1.38%	1.38% (c)	4.70%	41%	$13,298
Year Ended 8/31/2023	$8.95	4.26%	1.39%	1.39%	4.55%	22%	$14,117
Year Ended 8/31/2022	$8.99	(19.75% )	1.37%	1.37%	3.40%	28%	$15,618
Year Ended 8/31/2021	$11.58	5.15%	1.37%	1.37% (c)	3.25%	56%	$21,419
Year Ended 8/31/2020	$11.30	3.05%	1.36% (d)	1.36% (d)	3.87%	175%	$21,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to accelerate the conversion of Class C shares into Class A shares of the Fund. Effective on February 12, 2024, Class C shares of the Fund were closed to new and existing investors and effective on April 15, 2024, shares held by Class C shareholders were converted into Class A shares in a tax-free transaction.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	205,278

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	20,446
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended August 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	207,307

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	177,148
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended August 31, 2024:
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	119,398	(110,710)
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2024:
	Citi ($)	Morgan Stanley ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	205,278	205,278
Liabilities
Forward foreign currency exchange contracts	20,446	-	20,446
Total financial and derivative net assets	(20,446)	205,278	184,832
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	(20,446)	205,278	184,832

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.12 (a)
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.19

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $2.

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. As a result of Class C shares of the Fund being converted into Class A shares, April 15, 2024 was the last day the Fund paid a distribution and service fee for Class C shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	5,673
Class C	—	1.00 (b)	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024 (%)	Prior to January 1, 2024 (%)
Class A	1.16	1.16
Advisor Class	0.91	0.91
Institutional Class	0.91	0.91
Institutional 2 Class	0.79	0.77
Institutional 3 Class	0.74	0.72
Class R	1.41	1.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, tax straddles, principal and/or interest from fixed income securities, defaulted securities/troubled debt, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
967,730	(967,730)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024			Year Ended August 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
15,394,528	—	15,394,528	15,001,989	—	15,001,989
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
321,315	—	(72,636,452)	(24,855,819)
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
296,895,280	2,805,544	(27,661,363)	(24,855,819)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(14,014,232)	(58,622,220)	(72,636,452)	—

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $100,728,076 and $101,232,208, respectively, for the year ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	863,636	5.86	11
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed.
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. These include the risk of local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region and elevated risks of volatile interest rates, excessive inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence

Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
upon commodities and international trade may also present additional risks for the Fund. Middle Eastern and North African economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts
Columbia Emerging Markets Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At August 31, 2024, affiliated shareholders of record owned 68.2% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Emerging Markets Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Emerging Markets Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Emerging Markets Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Emerging Markets Bond Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
$32,066	$0.0011	$14,378,636	$0.50
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.

Columbia Emerging Markets Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Emerging Markets Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.

Columbia Emerging Markets Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Emerging Markets Bond Fund  | 2024

Columbia Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN141_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024